Summary of Significant Accounting Policies (Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Percentage of taxable income required to be distributed to shareholders	90.00%
State tax expense	$ 3,795	$ 4,062	$ 4,663
Income tax provision (benefit)	1,404	(269)	(6,417)
Current income tax provision (benefit)	(1,691)	(5,426)	(8,448)
Deferred Income Tax Benefit			(2,031)
Deferred income tax provision (benefit)	3,095	(5,695)	2,031
Net deferred tax asset	$ 6,607	$ 8,012